Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components for the provision of income taxes
	December 31, 2020	December 31, 2019
Current Federal and State	$(102,200)	$16,500
Deferred Federal and State	368,600	(1,218,900)
Total (benefit) provision for income taxes	$266,400	$(1,202,400)

Schedule of reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate
	December 31, 2020	December 31, 2019
Federal tax	21.0%	21.0%
State tax	4.5%	5.5%
Discontinued operations	(4.8)%	0.0%
Permanent items	(1.6)%	(0.2)%
Valuation Allowance	(21.7)%	0.0%
Other	0.8%	0.0%
Effective income tax rate	(1.9)%	26.3%

Schedule of major components of deferred tax assets and liabilities
	December 31, 2020	December 31, 2019
Deferred tax assets
Receivables	$4,000	$8,000
Related party accruals	204,000	156,000
Inventory obsolescence	53,000	115,000
Sales return reserve	48,000	51,000
Business interest limitation	185,000	343,000
Lease liability	241,000	—
Other	55,000	8,000
Loss carryforward	174,000	624,000
Valuation Allowance	(364,000)	—
Total deferred tax assets	$600,000	$1,305,000

Deferred tax liabilities
Fixed assets	$(359,000)	$(652,000)
Intangibles	(241,000)	(18,000)
Total deferred tax liabilities	$(600,000)	$(670,000)

Total net deferred income tax assets (liabilities)	$—	$635,000

Schedule of prepaid and deferred tax assets and liabilities
	As of December 31,
	2020	2019
Prepaid income taxes (accrued tax liability)	$39,000	$(24,000)
Deferred tax asset (liability)	$—	$635,000
	Years Ended December 31,
	2020	2019
Income tax (benefit)/expense	$267,000	$(1,202,000)